Leases - Schedule of Right-of-Use Assets and Lease Liabilities in Condensed Consolidated Balance Sheet (Detail) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Leases [Abstract]
Right-of-use asset	$ 286	$ 342
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Right-of-use asset	Right-of-use asset
Operating lease liability, current	$ (120)	$ (109)
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current	Other Liabilities, Current
Operating lease liability, non-current	$ (172)	$ (235)
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Operating lease liability, non-current	Operating lease liability, non-current
Total Lease Liability	$ (292)	$ (344)